EQUITY (Details) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 02, 2011 USD ($)	Mar. 02, 2011 USD ($)
Common stock
Ordinary shares, issued	944		944	944	942
Purchase of treasury shares			$ 1,161,000,000		$ 899,000,000	$ 99,000,000
Treasury Stock Shares Acquired			28.1	28.1	19.6	1.9
Stock Repurchase Program, Authorized Amount	3,000,000,000	1,000,000,000
Original principal amount of debt instrument							5,000,000,000	750,000,000
Treasury stock
Treasury stock, value			(1,161,000,000)		(901,000,000)	(99,000,000)
Retained earnings
Estimated income tax liability	0		0
Dividends declared and paid			$ 1.03		$ 0.89	$ 0.74
Additional dividends declared				1.15
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment, net of tax	175,000,000	386,000,000	175,000,000		(455,000,000)	386,000,000
Unrealized gain (loss) from available-for-sale securities, net of tax	(7,000,000)	43,000,000	(7,000,000)		(72,000,000)	43,000,000
Unrealized loss from cash flow hedge	(93,000,000)	(70,000,000)	(93,000,000)		(30,000,000)	(70,000,000)
Accumulatedothercomprehensiveincomelossotheradjustments	(92,000,000)	(9,000,000)	(92,000,000)		(32,000,000)	(9,000,000)
Comprehensive income attributable to Teva	$ (17,000,000)	$ 350,000,000	$ (17,000,000)		$ (589,000,000)	$ 350,000,000